N-6	May 01, 2024 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
Entity Central Index Key	0001080299
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2024
Amendment Flag	false
Lincoln Corporate Exec VUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	There are no Surrender Charges associated with this Policy.	•Policy Charges and Fees
Transaction Charges	You may be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, administrative fees, mortality and expense risk charges and Policy Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	1.64%
	*As a percentage of Underlying Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	There are no Surrender Charges associated with this Policy.	•Policy Charges and Fees

Transaction Charges [Text Block]
Transaction Charges	You may be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.	•Policy Charges and Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
•In addition to transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, administrative fees, mortality and expense risk charges and Policy Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	1.64%
	*As a percentage of Underlying Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.64%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option(including a Fixed Account investment option)
has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-877-533-0117 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement

Investment Restrictions [Text Block]	•We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Optional Benefit Restrictions [Text Block]	•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
Tax Implications [Text Block]	•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan.•Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	•Investment professionals typically receive compensation for selling the Policy to investors.•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).•Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected. The fees shown in the tables below are the maximums we can charge.Transaction FeesThe first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to a 5% charge included in the Premium (Load)[1]
Maximum Deferred Acquisition Cost (DAC) Tax (Load)	When you pay a Premium	2%
Maximum Deferred Sales Charge (Load)	When you take a Full Surrender or Partial Surrender of your Policy	There is no charge for surrendering your Policy or for a Partial Surrender.
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
1Charges range from 0% to 5%, depending on state of issue.Periodic Charges Other than Annual Underlying Fund Fees and Operating ExpensesThe next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.33 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.19 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.65%, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $10, plus an additional amount up to a maximum of $0.84 per $1,000 of Specified Amount
Policy Loan Interest	Annually	The greater of 1.50%, or Moody’s Investors Service, Inc. Corporate Bond Yield Average – Monthly Average Corporates for the calendar month which ends two months prior to the Policy Anniversary
Optional Benefit Charges
Term Insurance Rider*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk:
•Maximum: $83.33 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): $0.19 per $1,000
*These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.[1]Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	1.64%[1]
[1]The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:
•5% in all Policy Years
Premium Tax	When you pay a Premium	Up to a 5% charge included in the Premium (Load)[1]
Maximum Deferred Acquisition Cost (DAC) Tax (Load)	When you pay a Premium	2%
Maximum Deferred Sales Charge (Load)	When you take a Full Surrender or Partial Surrender of your Policy	There is no charge for surrendering your Policy or for a Partial Surrender.
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
1Charges range from 0% to 5%, depending on state of issue.
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	When you pay a Premium
Sales Load (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes, Description [Text Block]	Premium Tax
Premium Taxes, When Deducted [Text Block]	When you pay a Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes, Footnotes [Text Block]	Charges range from 0% to 5%, depending on state of issue.
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)
Deferred Sales Charge, When Deducted [Text Block]	When you take a Full Surrender or Partial Surrender of your Policy
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	Applied to any transfer request in excess of 24 made during any Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Periodic Charges [Table Text Block]	Periodic Charges Other than Annual Underlying Fund Fees and Operating ExpensesThe next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.33 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.19 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.65%, as a percentage of Separate Account Value, calculated monthly
Administrative Fee*	Monthly	Maximum of $10, plus an additional amount up to a maximum of $0.84 per $1,000 of Specified Amount
Policy Loan Interest	Annually	The greater of 1.50%, or Moody’s Investors Service, Inc. Corporate Bond Yield Average – Monthly Average Corporates for the calendar month which ends two months prior to the Policy Anniversary
Optional Benefit Charges
Term Insurance Rider*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk:
•Maximum: $83.33 per $1,000
•Minimum: $0.00 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): $0.19 per $1,000
*These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.[1]Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate.
Insurance Cost, Description [Text Block]	Cost of Insurance*
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.19 per $1,000
Insurance Cost (of Face Amount), Maximum [Percent]	83.33%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00%
Insurance Cost, Footnotes [Text Block]	Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate.
Annual Maintenance Fee, Description [Text Block]	Policy Loan Interest
Annual Maintenance Fee, When Deducted [Text Block]	Annually
Annual Maintenance Fee (of Policy Value), Maximum [Percent]	1.50%
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge (“M&E”)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.65%
Administrative Expenses, Description [Text Block]	Administrative Fee*
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 10
Administrative Expense (of Face Amount), Maximum [Percent]	0.84%
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	1.64%[1]

Portfolio Company Expenses [Text Block]	(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	1.64%
Portfolio Company Expenses, Footnotes [Text Block]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE POLICYFluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value (may also be referred to in some riders as “Total Account Value”) and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. We are also responsible for providing for all administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see the “Lincoln Life, The Separate Account and The General Account” sections of the Statement of Additional Information (SAI) or the “Transfers” section of this prospectus. Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit coverage, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of death benefit option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.Consequences of Surrender. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.Tax Consequences. You should always consult a tax advisor about the application of federal, state and local tax rules to your individual situation. The federal income tax treatment of life insurance is complex and the current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITSThe Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment.Death Benefit ProceedsProof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.After receipt at our Administrative Office of proof of death of the Insured and any other necessary claims requirements, the Death Benefit Proceeds will be paid. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined. Death Benefit OptionsThree different death benefit options are available. Regardless of which death benefit option you choose, the Death Benefit Proceeds payable will be the greater of:1) the amount determined by the death benefit option in effect on the date of the death of the Insured, less any Debt, or2) a percentage of the Accumulation Value equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy, less any Debt. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your Policy.Death Benefit Proceeds under either calculation will be reduced by any loan balance plus any accrued interest, and any overdue deductions.The following table provides more information about the death benefit options.
Option	Death Benefit Proceeds Equal to the	Variability
1	Specified Amount, which includes the Accumulation Value as of the date of the Insured’s death.	Generally provides a level death benefit
2	Sum of the Specified Amount plus the Accumulation Value as of the date of the Insured’s death.	May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the underlying Sub-Accounts or the Fixed Account.
3
Specified Amount plus the accumulated Premiums (all Premiums paid from the Date of Issue accumulated at the Premium
accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), less withdrawals as of the date of the Insured’s death.
Will generally increase, depending on the amount of Premium paid.
If your Policy includes a term insurance rider, the target face amount replaces the Specified Amount in each of the death benefit options.If for any reason the Owner does not elect a particular death benefit option, Option 1 will apply until changed by the Owner.Changes to the Initial Specified Amount and Death Benefit OptionsWithin certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Policies issued with a Term insurance Rider may be issued with a Minimum Specified Amount of no less than $1,000.The death benefit option may be changed by the Owner, subject to our consent, as long as the Policy is in force.You must submit all requests for changes among death benefit options and changes in the Specified Amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
1 to 2	The new Specified Amount will equal the Specified Amount prior to the change minus the Accumulation Value at the time of the change.
2 to 1	The new Specified Amount will equal the Specified Amount prior to the change plus the Accumulation Value at the time of the change.
1 to 3	Changes from Option 1 to Option 3 are not allowed.
3 to 1
The new Specified Amount will equal the Specified Amount prior to the change plus the accumulated Premiums, less withdrawals (all Premiums paid from the Date of Issue accumulated at the Premium accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), at the time of the change.

2 to 3	Changes from Option 2 to Option 3 are not allowed.
3 to 2	Changes from Option 3 to Option 2 are not allowed.
Any Reductions in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for change of the death benefit option or Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law.Any change is effective on the first Monthly Deduction day on, or after, the date of approval of the request by Lincoln Life. If the Monthly Deduction amount would increase as a result of the change, the change will be effective on the first Monthly Deduction day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Death Benefit Qualification TestYou will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Cash Value Accumulation Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3.The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The tests differ as follows:(1)The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not.(2)The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3)If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MEC’s in your prospectus).(4)If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective.(5)While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test.You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes to the Initial Specified Amount and Death Benefit OptionsWithin certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Policies issued with a Term insurance Rider may be issued with a Minimum Specified Amount of no less than $1,000.The death benefit option may be changed by the Owner, subject to our consent, as long as the Policy is in force.You must submit all requests for changes among death benefit options and changes in the Specified Amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
1 to 2	The new Specified Amount will equal the Specified Amount prior to the change minus the Accumulation Value at the time of the change.
2 to 1	The new Specified Amount will equal the Specified Amount prior to the change plus the Accumulation Value at the time of the change.
1 to 3	Changes from Option 1 to Option 3 are not allowed.
3 to 1
The new Specified Amount will equal the Specified Amount prior to the change plus the accumulated Premiums, less withdrawals (all Premiums paid from the Date of Issue accumulated at the Premium accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), at the time of the change.

2 to 3	Changes from Option 2 to Option 3 are not allowed.
3 to 2	Changes from Option 3 to Option 2 are not allowed.
Any Reductions in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for change of the death benefit option or Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law.Any change is effective on the first Monthly Deduction day on, or after, the date of approval of the request by Lincoln Life. If the Monthly Deduction amount would increase as a result of the change, the change will be effective on the first Monthly Deduction day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Death Benefit Qualification TestYou will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Cash Value Accumulation Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed. The Cash Value Accumulation Test is not available if you choose Death Benefit Option 3.The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The tests differ as follows:(1)The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy; while the Cash Value Accumulation Test does not.(2)The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3)If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MEC’s in your prospectus).(4)If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective.(5)While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test.You should consult with a qualified tax advisor before choosing the death benefit qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular Policy, including any riders, which you are considering.
Item 11. Other Benefits Available (N-6) [Text Block]	OTHER BENEFITS AVAILABLE UNDER THE POLICYIn addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table. Change of Insured Rider. With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.Customized Benefit Enhancement Rider: The Policy can be issued with a Customized Benefit Enhancement Rider (“CBE”) at no additional charge. It must be elected at application and may not be available on all policies. Availability of this rider is subject to underwriting requirements and may not be elected if you have elected the Surrender Value and Loan Spread Enhancement Rider.The rider provides a Customized Benefit Enhancement Amount (“CBE Amount”) which is an amount that may be added to the Surrender Value provided under the Policy. The CBE Amount, if any, will be available only upon the Eligible Surrender of your Policy. An “Eligible Surrender” is a Full Surrender of the Policy. Partial Surrenders of less than the full amount of your Policy are not Eligible Surrenders. Please note that a Full Surrender in the course of an exchange of policies pursuant to Section 1035 of the Internal Revenue Code also is not an Eligible Surrender, unless you reside in a state where such an exception is not allowed. The CBE Amount is not a value used when determining whether a Policy will Lapse or in calculating amounts available for Policy loans or Partial Surrenders. Also, if you cancel the Policy during the Right To Examine period, the CBE Amount is not payable. In calculating the CBE Amount, we first determine the Customized Benefit Enhancement Balance (“CBE Balance”). The CBE Balance is the basis for determining the CBE Amount available to you each Policy Year. The CBE Balance reflects premium paid, interest credited, and any partial surrenders taken throughout the Policy Year. We also consider whether or not a term insurance rider has been chosen. These calculations are explained below. The CBE Amount reflects (a) the Policy Years during which the CBE will be available to you; (b) the CBE Percentage Rates; and (c) the Maximum CBE Percentage Rates, which are used with a Term Blend Adjustment Factor, as described further below. The CBE Percentage Rates and the Maximum CBE Percentage Rates are shown on the Rider Specification page of your Policy. Upon the Eligible Surrender of your Policy, the CBE Amount used in calculating the surrender proceeds paid will be only the amount calculated as being available for the then current Policy Year. The CBE Percentage Rates that best suit your financial needs are determined during the financial underwriting process and will not change after the issuance of the Policy with this Rider.Under the terms of the rider, in determining the amount of your Surrender Proceeds, in lieu of the Surrender Value as described in the Policy, we will pay an amount equal to:a.the Policy’s Net Accumulation Value;b.less any accrued loan interest not yet charged;c.plus the CBE Amount, if any.As noted above, in determining the CBE Balance and CBE Amount we consider whether or not you have elected a term insurance rider. Accordingly, assuming you effect an Eligible Surrender:1. For Policies without a Term Insurance Rider. In the first Policy Year, the CBE Balance will be calculated on any Valuation Day as: (a) the lesser of the cumulative Premiums paid or the Target Premium; minus (b) the sum of any Partial Surrenders; plus (c) any daily interest credited. The CBE Amount payable in the first Policy Year, will be determined on any Valuation Day by multiplying (a) the CBE Balance; by (b) the applicable CBE Percentage Rate.The following example demonstrates a hypothetical Customized Benefit Enhancement Amount calculation at the end of the first Policy Year.Sample Policy:Insured: Male, Standard Non-tobacco, age 40Policy Specified Amount: $3,000,000Premium Paid: $120,000.00Target Premium: $121,113.42CBE Interest Rate: 3.00% annual effective rate equivalent to 0.0081% dailyCBE Percentage Rate: 9%Partial Surrender: $0At the end of the first Policy Year, based on the sample policy above, the CBE Balance can be calculated as the lesser of (a) or (b), minus (c), plus (d), where: (a)Premium paid: $120,000.00;(b)Target Premium: $121,113.42;(c)Partial Surrenders: $0;(d)CBE Interest credited: $3,600;In this example, the CBE Balance calculated at the end of the first Policy Year is $123,600.Based on the sample policy above, the CBE Amount at the end of the first Policy Year is calculated as (d) times (e), where:(d)CBE Balance: $123,600;(e)CBE Percentage Rate: 9%;In this example, the CBE Amount is $11,124.In each Policy Year after the first (i.e. “Subsequent Policy Year”), the beginning CBE Balance on a Policy Anniversary will be calculated based upon: (a) the ending CBE Balance as of the last Valuation Day of the previous Policy Year; less (b) the CBE Amount not taken in the previous Policy Year; less; (c) the sum of any Partial Surrenders transacted in the previous Policy Year, plus (d) any interest credited during the previous Policy Year. The CBE Amount payable in a Subsequent Policy Year will be calculated on any Valuation Day by multiplying the then current CBE Balance by the applicable CBE Percentage Rate. 2. For Policies with a Term Insurance Rider. In the first Policy Year, the CBE Balance will be calculated on any Valuation Day as: (a) the lesser of the cumulative Premiums paid or the Target Premium multiplied by the ratio of the Target Face Amount to the Initial Policy Specified Amount of the base Policy; minus (b) the sum of any Partial Surrenders; plus (c) any daily interest credited. The CBE Amount payable in the first Policy Year will be calculated on any Valuation Day as the lesser of: (a) the CBE Balance multiplied by the product of the Term Blend Adjustment Factor, as described below, and the applicable Maximum CBE Percentage Rate; or (b) the CBE Balance multiplied by applicable CBE Percentage Rate. The following example demonstrates a hypothetical Customized Benefit Enhancement Amount calculation at the end of the first Policy Year.Sample Policy:Insured: Male, Standard Non-tobacco, age 55Policy Specified Amount: $1,500,000Target Face Amount: $2,000,000Premium Paid: $134,100.00Target Premium: $100,612.91CBE Percentage Rate: 10.5%Maximum CBE Percentage Rate: 11%Minimum Adjustment Factor: 0.75Term Blend Adjustment Factor: 0.9375Partial Surrender at end of first year: $10,000CBE Interest Rate: 3.00% annual effective rate equivalent to 0.0081% dailyAt the end of the first Policy Year, based on the sample policy above, the CBE Balance is calculated as the lesser of (a), and (b) times (c) divided by (d); minus (e); plus (f), where: (a)Premium paid: $134,100.00;(b)Target Premium: $100,612.91;(c)Target Face Amount $2,000,000;(d)Policy Specified Amount $1,500,000;(e)Partial Surrenders: $10,000;(f)CBE Interest credited: $4,023In this example, the CBE Balance calculated at the end of the first Policy Year is $128,123.Based on the sample policy above, the CBE Amount at the end of the first Policy Year is calculated as the lesser of (f) times (g) times (h), or (g) times (i), where:(f)Maximum CBE Percentage Rate: 11%(g)CBE Balance: $128,123(h)Term Blend Adjustment Factor: 0.9375(i)CBE Percentage Rate: 10.5%;In this example, the CBE Amount is $13,213.In each of the examples the CBE Amount is added to the Net Accumulation Value (less any accrued loan interest not yet charged) to determine the Surrender Value of the Policy.In each Subsequent Policy Year, the beginning CBE Balance on a Policy Anniversary will be calculated based upon: (a) the ending CBE Balance as of the last Valuation Day of the previous Policy Year; less (b) the CBE Amount not taken in the previous Policy Year; less; (c) the sum of any Partial Surrenders transacted in the previous Policy Year; plus (d) interest credited during the previous Policy Year. The CBE Amount then will be calculated on any Valuation Day as the lesser of: (a) the CBE Balance multiplied by the product of the Term Blend Adjustment Factor, as described below, and the applicable Maximum CBE Percentage Rate; or (b) the CBE Balance multiplied by applicable CBE Percentage Rate. The Term Blend Adjustment Factor will equal (1) plus ((2) multiplied by (3)) where:(1)is the Minimum Adjustment Factor, as shown on the Rider Specifications page.(2)is one minus the Minimum Adjustment Factor.(3)is the ratio of the Base Policy Specified Amount to the Target Face Amount, as shown on the Policy Specifications page.Additional terms to consider:If the Insured dies while the rider is In Force, the Death Benefit Proceeds payable will be equal to the greater of:1.the amount determined under the death benefit option in effect at the time of the Insured's death less any Debt and overdue deductions calculated as of the Insured’s date of death; or2.an amount equal to the Accumulation Value of the Policy plus any applicable CBE Amount available under this Rider on the date of death, multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt and overdue deductions as of the Insured’s date of death.If the Policy to which the rider is attached has lapsed and is reinstated pursuant to the Reinstatement provision of the Policy, the rider will also be reinstated.The CBE calculated under the rider is subject to the Deferment of Payments provision of the Policy to which the rider is attached.Additional policies may be added to an existing Case; however all additional policies must follow the same CBE Percentage Rates shown in the CBE Percentage Rates Table on the Rider Specifications page. Earnings Stabilization Rider. The Policy can be issued with an Earnings Stabilization Rider (“ESR”) at no additional charge. It must be elected at application and may not be available on all policies. Availability of this rider is subject to underwriting requirements and may not be elected if you have elected the Customized Benefit Enhancement Rider or the Surrender Value and Loan Spread Enhancement Rider.In order to receive the Full Surrender Value and the Earnings Stabilization Enhancement, you must provide us with six months advance notice in writing of your intent to surrender. If you request a Full Surrender without the six months advance notice, you will receive only the Surrender Value of your Policy without any additional amount provided by this rider. The Earnings Stabilization Enhancement will not be paid. We reserve the right to waive this notice requirement at any time. Please contact your registered representative to determine if a waiver is currently in effect.This rider provides an Earnings Stabilization Enhancement which is an amount that will be added to the Surrender Value provided under your Policy upon an Eligible Surrender. The Earnings Stabilization Enhancement is available only within the first 10 Policy Years after the Case Date shown on the Rider Specification page of your Policy. A Case is all inforce life insurance policies issued within the same company and the Case Date is the first policy issued under that Case. An “Eligible Surrender” is a Full Surrender of the Policy. Partial Surrenders and withdrawals of less than the full amount of your Policy are not Eligible Surrenders. Please note that a Full Surrender in the course of an exchange of policies pursuant to Section 1035 of the Internal Revenue Code also is not an Eligible Surrender, unless you reside in a state where such an exception is not allowed. The Earnings Stabilization Enhancement is not an amount or value used when determining whether a Policy will Lapse or in calculating amounts available for Policy Loans or Partial Surrenders. Also, if you cancel the Policy during the Right To Examine period, the Earnings Stabilization Enhancement is not payable. Under the terms of the rider, in determining the amount of your Surrender Proceeds in lieu of the Surrender Value as described in your Policy, we will pay an amount equal to:1.The Surrender Value on the date of the Eligible Surrender; plus2.The Earnings Stabilization Enhancement, if any.The Earnings Stabilization Enhancement is calculated each calendar day and is the lesser of (a) or (b), multiplied by (c) where:(a) is the Target Enhancement Amount.(b) is the Maximum Enhancement Amount.(c)is the Earnings Stabilization Multiplier.(a) Target Enhancement Amount. On each calendar day, the Target Enhancement Amount is equal to the Target Surrender Value less the Accumulation Value of your Policy and is guaranteed never to be less than zero. To calculate the Target Enhancement Amount, we first determine the Target Surrender Value. On the Policy Date, the Target Surrender Value is equal to the initial Premium paid. Thereafter, on each calendar day, the Target Surrender Value will be calculated as (1), plus (2), minus (3), plus (4), where:(1) is the Target Surrender Value as of the prior Monthly Anniversary Day.(2) is the sum of all Premiums received since the prior Monthly Anniversary Day.(3) is the sum of any Partial Surrenders since the prior Monthly Anniversary Day. (4) is daily equivalent interest on items (1) and (2) and (3) calculated using the Target Yield Rate as shown on the Rider Specification Pages and below.Target Yield Rate. The Target Yield Rates are not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current Target Yield Rates are:
Policy Years	Target Yield Rate	Policy Years	Target Yield Rate
1	7.00%	6	4.00%
2	6.50%	7	3.00%
3	6.00%	8	2.00%
4	5.50%	9	1.00%
5	5.00%	10	0.50%
(b) Maximum Enhancement Amount.  The Maximum Enhancement Amount is calculated each calendar day while this rider is in effect, as the sum of (1) plus (2), multiplied by (3), and, if applicable, multiplied by (4) where:(1) is the Maximum Enhancement Premium.(2) is the cumulative Maximum Enhancement Premium for each previous Policy Year.(3) is the applicable Maximum Enhancement Rate.(4) is the Term Blend Adjustment Factor.Maximum Enhancement Premium. The Maximum Enhancement Premium for any given year is calculated as the lesser of (1) or (2) where:(1) is the sum of the Premiums paid during the Policy Year less the sum of any Partial Surrenders during the Policy Year. (2) is the Target Premium for the Policy Year; multiplied by the ratio of the Target Specified Amount to the Basic Policy Specified Amount of your Policy.Maximum Enhancement Rate.  The Maximum Enhancement Rate is expressed as a percentage, is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Maximum Enhancement Rates are:
Policy Years	Maximum Enhancement Rate	Policy Years	Maximum Enhancement Rate
1	13.00%	6	6.00%
2	12.00%	7	4.00%
3	11.00%	8	3.00%
4	11.00%	9	2.00%
5	9.00%	10	1.00%
If a term insurance rider is attached to your Policy and in effect, the Maximum Enhancement Amount in any Policy Year will also be multiplied by the Term Blend Adjustment Factor.Term Blend Adjustment Factor. The Term Blend Adjustment Factor is determined at issue and may change as the result of increases, decreases and Partial Surrender. The Term Blend Adjustment Factor will equal (1) multiplied by (2) plus (3) where:(1) is the ratio of the Base Policy Specified Amount to the Target Specified Amount of your Policy, as shown on the Policy Specification page.(2) is 0.25(3) is 0.75The Term Blend Adjustment Factor is equal to 1.0 if no term insurance rider is attached to the Policy or if the term insurance rider on the Policy has been terminated after issue.(c) Earnings Stabilization Multiplier. The Earnings Stabilization Multiplier is calculated by determining the current values of the following: (1)the Fixed Account(2)money market Sub-Accounts; and(3)non-money market Sub-Accounts.We then take the sum of the cumulative current values invested in each investment allocation noted above to determine the Net Accumulation Value of the Policy. Once the Net Accumulation Value of the Policy is determined, we then calculate the Daily Stabilization Factor applicable to the Policy.The Daily Stabilization Factor. The Daily Stabilization Factor is calculated daily on each calendar day as (1) minus (2) multiplied by (3), where:(1) is 1.(2) is 1 minus the Earnings Stabilization Multiplier Floor Rate.(3) is the sum of the Fixed Account and money market Sub-Account values of the Policy divided by the Net Accumulation Value.Earnings Stabilization Multiplier Floor Rate. The Earnings Stabilization Multiplier Floor Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current Earnings Stabilization Multiplier Floor Rate is 50.000%.Once the Daily Stabilization Factor is determined, we then calculate the Earnings Stabilization Multiplier as follows:In the first Policy Year, the Earnings Stabilization Multiplier is calculated on a daily basis as the sum of all Daily Stabilization Factors since the Policy Date divided by the sum of the number of calendar days since the Policy Date. Thereafter, in each subsequent Policy Year the Earnings Stabilization Multiplier is calculated on a daily basis as the sum of the previous 365 Daily Stabilization Factors divided by 365.As noted above, in determining the Earnings Stabilization Enhancement we consider whether or not you have elected a term insurance rider.For Policies without a Term Insurance Rider. The following example demonstrates a hypothetical “Earnings Stabilization Enhancement” calculation for the first Policy Year for a Policy without a term insurance rider.Sample Policy:Insured: Male, Standard Non-tobacco, age 40Base Policy Specified Amount: $750,000Premium Paid: $25,000Target Premium: $30,279.95Ending Accumulation Value: $22,000Cumulative Target Yield Rate: 5%Maximum Enhancement Rate: 16%Earnings Stabilization Multiplier: 0.80As described above, in order to calculate the Target Enhancement Amount, the Target Surrender Value must be calculated, first. For the sample Policy shown above, at the end of year 1, the Target Surrender Value is calculated as (a) plus (b) minus (c) plus (d), where;(a) Target Surrender Value: $0(b) Premiums received: $25,000(c) Any Partial Surrender: $0(d) Daily equivalent interest on items (a) and (b) calculated using the Cumulative Target Yield Rate that is shown on the Specification Pages included with your Policy: 5% This results in a Target Surrender Value at the end of Policy Year 1 to be $26,250.The Target Enhancement Amount can now be calculated as the Target Surrender Value less the ending Accumulation Value. Therefore, the Target Enhancement Amount is equal to $26,250 - $22,000 = $4,250.We calculate the Maximum Enhancement Amount which is calculated as (a) multiplied by (b), where:(a) the Maximum Enhancement Premium which is equal to the lesser of:(i) the sum of the Premiums paid during the Policy Year; less the sum of any Partial Surrenders during the Policy Year: $25,000 – $0 = $25,000(ii) the Target Premium for the Policy Year multiplied by (Total Specified Amount/Base Specified Amount): $30,279.95 multiplied by ($750,000/$750,000) = $30,279.95; and(b) the applicable Maximum Enhancement Rate: 16% = 0.16Thus, the Maximum Enhancement Amount = $25,000 x 0.16 or $4,000 Accordingly, the Earnings Stabilization Enhancement at the end of year 1 is calculated as (a) times the lesser of (b) or (c):(a) Earnings Stabilization Multiplier = 0.80; (b) Target Enhancement Amount = $4,250; and(c) Maximum Enhancement Amount = $4,000Thus, the Earnings Stabilization Enhancement for year 1 is (0.80 x $4,000) = $3,200 The ending Surrender Value can now be calculated as the ending Accumulation Value for year 1 ($22,000) plus the applicable Earnings Stabilization Enhancement ($3,200) which equals $25,200.For Policies with a Term Insurance Rider. The following example demonstrates a hypothetical “Earnings Stabilization Enhancement” calculation for the first Policy Year for a Policy with a term insurance rider.Sample Policy:Insured: Male, Standard Non-tobacco, age 40Base Policy Specified Amount: $750,000Term Policy Specified Amount: $250,000Premium Paid: $25,000Target Premium: $30,279.95Ending Accumulation Value: $22,000Cumulative Target Yield Rate: 5%Maximum Enhancement Rate: 16%Earnings Stabilization Multiplier: 0.80As described above, in order to calculate the Target Enhancement Amount, the current Target Surrender Value must be calculated, first. For the sample Policy shown above, at the end of year 1, the Target Surrender Value is calculated as (a) plus (b) minus (c) plus (d), where;(a) Target Surrender Value as of the rider’s Effective Date: $0(b) All Premiums received in the first Policy Year: $25,000(c) Any Partial Surrender in the first Policy Year: $0(d) Daily equivalent interest on items (a) and (b) and (c) calculated using the Cumulative Target Yield Rate that is shown on the Specification Pages included with your Policy: 5% Thus, the Target Surrender Value at the end of Policy Year 1 is $26,250.The Target Enhancement Amount can now be calculated as the Target Surrender Value less the ending Accumulation Value. Therefore, the Target Enhancement Amount is equal to $26,250 - $22,000 = $4,250.We calculate the Maximum Enhancement Amount which is calculated as (a) multiplied by (b) multiplied by (c), where:(a) the Maximum Enhancement Premium which is equal to the lesser of:(i) the sum of the Premiums paid during the Policy Year; less the sum of any Partial Surrenders during the Policy Year: $25,000 – $0 = $25,000(ii) the Target Premium for the Policy Year multiplied by (Total Specified Amount/Base Specified Amount): $30,279.95 ($1,000,000/$750,000) = $40,373.27; and(b) the applicable Maximum Enhancement Rate: 16% = 0.16(c) the Term Blend Adjustment Factor multiplied by (Base Specified Amount/Total Specified Amount):
0.75 + 0.25 multiplied by (750,000/1,000,000) = 0.9375Thus, the Maximum Enhancement Amount = $25,000 x 0.16 x 0.9375 or $3,750 Accordingly, the Earnings Stabilization Enhancement at the end of year 1 is calculated as (a) times the lesser of (b) or (c):(a) Earnings Stabilization Multiplier = 0.80; (b) Target Enhancement Amount = $4,250; and(c) Maximum Enhancement Amount = $3,750Thus, the Earnings Stabilization Enhancement for year 1 is (0.80 x $3,750) = $3,000 The ending Surrender Value can now be calculated as the ending Accumulation Value for year 1 ($22,000) plus the applicable Earnings Stabilization Enhancement ($3,000) which equals $25,000.Additional terms to consider:If the Insured dies while the rider is In Force, the Death Benefit Proceeds payable will be equal to the greater of:1.The amount determined under the Death Benefit Option in effect at the time of the Insured's death less any Debt and overdue deductions calculated as of the Insured’s date of death; or2.An amount equal to the Accumulation Value of the Policy plus any applicable Earnings Stabilization Enhancement available under this Rider on the date of death, multiplied by the applicable percentage shown in the Corridor Percentages Table of the Policy Specifications, less any Debt and overdue deductions as of the Insured’s date of death.If the Policy to which the rider is attached has lapsed and is reinstated pursuant to the Reinstatement provision of the Policy, the rider will also be reinstated.Please note that the Earnings Stabilization Enhancement calculated under the rider is subject to the Deferment of Payments provision of the Policy to which the rider is attached. Surrender Value and Loan Spread Enhancement Rider. The Policy can be issued with a Surrender Value and Loan Spread Enhancement Rider at no additional charge. The rider must be elected at application and may not be available on all policies. Surrender Value Enhancement. If this rider is included with your Policy and you effect an “Eligible Surrender” within the first four Policy Years (the “Surrender Value Enhancement Period”), the proceeds you will receive will be increased by a certain amount over what you would have received had you not elected this rider. An “Eligible Surrender” is a Full Surrender of the Policy. Partial Surrenders of less than the full amount of the Policy’s Surrender Value are not “Eligible Surrenders”. Please note that a Full Surrender in the course of an exchange of policies pursuant to Section 1035 of the Internal Revenue Code is also not an Eligible Surrender, unless you reside in a state where such an exception is not allowed.The Surrender Value Enhancement only applies during the Surrender Value Enhancement Period and only while the rider is In Force. It is calculated as follows: (a) multiplied by (b) multiplied by (c) multiplied by (d) where:(a) is the applicable Surrender Value Enhancement Rate (b) is the Term Blend Adjustment Factor; and (c) is the cumulative Surrender Value Enhancement Premium; and (d) is the Surrender Value Enhancement Multiplier (100%, 75% or 50% depending on the Surrender Value and Loan Spread Enhancement option chosen, see below) These terms are explained below.Surrender Value Enhancement Rate. This rate is taken from a table of rates shown in your Policy and is based on our expectations of future investment earnings, persistency and expenses, including taxes. The rate for Policy Year 1 will be as shown in the table of rates in your Policy. The rates in Policy Year 2 through Policy Year 4 will be determined annually and are guaranteed to fall within a range of rates from 10% to 0.25%. At the beginning of Policy Year 5 and thereafter, the rate will be zero.Term Blend Adjustment Factor. If you do not have a term insurance rider in effect under your Policy, the Term Blend Adjustment Factor is equal to 1.0. If a term insurance rider is in effect under your Policy, this factor is calculated as (a) divided by (b) multiplied by (c) plus (d) where:(a) is your Policy Specified Amount on the date of the Eligible Surrender; (b) is the total of your Policy Specified Amount and any additional Specified Amount provided under a term insurance rider in effect as of the date of Eligible Surrender; (c) is .70; (d) is .30. Surrender Value Enhancement Premium. The Surrender Value Enhancement Premium is an amount equal to the lesser of (1) and (2) where:(1) is the sum of the policy Premiums paid during the Policy Year; less the sum of any Partial Surrenders paid during the Policy Year; or (2) is the policy Target Premium for the applicable Policy Year multiplied by the ratio of the Target Specified Amount to the base Policy’s Specified Amount. The Target Premium, Target Specified Amount and base Policy’s Specified Amount are all shown in the Policy. As provided in the Policy, the Target Premium is subject to change based on future changes you make to the Policy (i.e. withdrawals, changes in Specified Amount). Cumulative Surrender Value Enhancement Premium. This is an amount equal to the total of Surrender Value Enhancement Premiums you have paid to date as of the date of the Eligible Surrender.Surrender Value Enhancement Multiplier. This number is found in your Policy and is based on the Surrender Value and Loan Spread Enhancement Option you have selected. The multiplier and Loan Spread Enhancement Option are described below.The following example demonstrates a hypothetical Surrender Value Enhancement calculation at the end of Policy Year two.Sample Policy:Insured: Male Standard Non-tobacco, age 40100% Base (No Term)Specified Amount : $2,476,965Target Specified Amount: $2,476,965Premium Payment: $100,000 Single PayTarget Premium: $100,003.18Surrender Value Enhanced Rate: 4%Surrender Value Enhancement Multiplier: 100%Surrender Value: $103,391.04At the end of Policy Year two based on the above sample policy the calculation would be as follows:(a) Surrender Value Enhancement Rate: 4% (b) Term Blend Adjustment Factor: 1 (c) Cumulative Surrender Value Enhancement Premium: $100,000.00 (d) Surrender Value Enhancement Multiplier: 100% Thus, (a) multiplied by (b) multiplied by (c) multiplied by (d) = an enhancement of $4,000.00. This results in a Surrender Value of $107,391.04 after the Surrender Value Enhancement is applied.Loan Spread Enhancement. This rider offers you the option to receive the full amount of the Surrender Value Enhancement (Surrender Value and Loan Enhancement Option 1) or one of two lesser enhancements (Option 2 or 3) in exchange for a lower net cost of borrowing in later Policy Years.The difference between the interest rate we charge you for Policy Loans and the interest we credit to your Policy’s Loan Collateral Account represents your net cost of borrowing and is called the “Loan Spread.” The amount of your Loan Spread under this rider is determined by the amount of Surrender Value Enhancement you agree to receive on an Eligible Surrender. At the time of application, you will select a Surrender Value and Loan Spread Enhancement Option which thereafter cannot be changed. Your choice of option will determine:(a) the percentage of the Surrender Value Enhancement amount (the “Surrender Value Enhancement Multiplier” or “Multiplier”) you would receive in the event of an Eligible Surrender; and (b) the Loan Spreads that would be available with respect to any outstanding Policy Loans. Accordingly, if you have outstanding Policy Loans, while the rider is In Force, the Loan Spread is guaranteed not to exceed the Loan Spread Enhancement Rates shown in your Policy for the option you have chosen.For example, the currently available Surrender Value and Loan Spread Enhancement Options, Surrender Value Enhancement Multipliers and resulting Loan Spreads are shown in the table below. Referring to the table below, if you chose Option 1, you would receive 100% of the Surrender Value Enhancement calculated as described above. In doing so, your Loan Spread rate for all years would be 0.50%. If you chose Option 2, in exchange for agreeing to receive 75% of the Surrender Value Enhancement, your Policy Loans would experience a Loan Spread rate of 0.50% during the first 10 Policy Years and 0.25% thereafter. Finally, if you chose Option 3, your Loan Spread rate will be 0.50% during the 1st 10 Policy Years and 0% thereafter.
Surrender Value and Loan Spread Enhancement Option – Surrender Value Enhancement Multiplier	Policy Years 0-10	Policy Years 11+
Option 1 – 100%	0.50%	0.50%
Option 2 – 75%	0.50%	0.25%
Option 3 – 50%	0.50%	0.00%
Thus, based on the hypothetical sample above, the following table indicates the Surrender Value Enhancement amount and the Loan Spread for each option.
Surrender Value and Loan Spread Enhancement Option – Surrender Value Enhancement Multiplier	Surrender Value Enhancement amount	Policy Years 0-10	Policy Years 11+
Option 1 – 100%	$4,000	0.50%	0.50%
Option 2 – 75%	$3,000	0.50%	0.25%
Option 3 – 50%	$2,000	0.50%	0.00%
It is important to note that, during the Surrender Value Enhancement Period, the amount available under your Policy for Partial Surrenders and loans will not be increased due to this rider.Also note, the increase in Policy Surrender Value due to the Surrender Value Enhancement may result in an increase in the Death Benefit if required under Section 7702 of the Internal Revenue Code.Term Insurance Rider. The Policy can be issued with a term insurance rider as a portion of the total death benefit. The rider provides term life insurance on the life of the Insured, which is annually renewable to Attained Age 121. This rider will continue in effect unless canceled by the Owner. The amount of coverage provided under the rider’s benefit amount varies from month to month.The benefit amount is the target face amount minus the basic Policy Specified Amount. Refer to your Policy Specifications for the benefit amount. The cost of the rider is added to the Monthly Deductions, and is based on the Insured’s premium class, issue age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.The rider’s death benefit is included in the total death benefit paid under the Policy.Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.Optional Sub-Account Allocation ProgramsYou may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at a time. Dollar Cost Averaging systematically transfers amounts from the account(s) made available by us and specified by you. Transfer allocations may be made to one or more of the Sub-Accounts and the Fixed Account on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers may be elected at any time while your Policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.You may elect Dollar Cost Averaging on your application, or contact our Administrative Office for information.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account is insufficient to complete the next transfer;2)one week after our Administrative Office receives a request for termination in writing, with adequate authentication;3)after 12 or 24 months (as elected on your application); or4)if your Policy is surrendered.Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available.Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing.You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.Continuation of CoverageCoverage of this Policy will continue to the maturity date if your Surrender Value is sufficient to cover each Monthly Deduction. The maturity date for this Policy is the Policy Anniversary nearest the Insured’s 121st birthday. As of the maturity date, the death benefit will be equal to the Surrender Value.Paid-Up Nonforfeiture OptionYou may elect, any time prior to the maturity date, to continue this Policy as paid-up life insurance. The effective date of the paid-up insurance will be the Monthly Deduction day following the receipt of your written request at our Administrative Office. As of the effective date:•the Specified Amount will be the amount which the Surrender Value will purchase as a net single Premium at the Insured’s then Attained Age, using the guaranteed interest and mortality basis of the original Policy (this may not exceed the death benefit),•no further Premium Payments, Monthly Deductions, interest credits or changes in coverage may be made,•we will transfer the Separate Account Value to the Fixed Account Value, and•all extra benefit riders will terminate.Coverage Beyond MaturityAt any time prior to the maturity date of this Policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.If elected, the following will apply:•set the death benefit equal to the Accumulation Value regardless of the Death Benefit Option in effect prior to the Maturity Date. No changes will be allowed with respect to Death Benefit Option or Specified Amount;•transfer any value in a Separate Account to the Fixed Account;•no longer accept premium payments;•continue to credit interest to the Fixed Account as described in the “Interest Credited Under Fixed Account”provision;•no longer charge Monthly Deductions under this Policy;•no longer allow partial surrenders;•continue to charge interest on existing loans (loan interest rates will apply as shown in the Policy Specifications) and loan repayments can continue to be made. Note: You may repay all or part of a loan at any time while this Policy is In Force;•allow loans to be taken; and•continue this Policy In Force until it is surrendered or the Death Benefit Proceeds become payable.This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.At this time, uncertainties exist about the tax treatment of the Policy if it should continue beyond the maturity date. Therefore, you should consult your tax advisor before the Policy becomes eligible for coverage beyond maturity.Termination of CoverageAll policy coverage terminates on the earliest of:1)Full Surrender of the Policy;2)death of the Insured; or3)failure to pay the amount of Premium necessary to avoid termination before the end of any applicable Grace Period.Loan interest will continue to accrue on any outstanding loans. Provisions may vary in certain states.State RegulationThe state in which your Policy is issued will govern whether or not certain features, riders, charges, restrictions, limitations and fees will be allowed in your Policy. You should refer to your Policy for these state specific features. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. Please contact the Administrative Office or your registered representative regarding availability.
Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: FUNDS AVAILABLE UNDER THE POLICYThe following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-877-533-0117 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term capital appreciation.	Allspring VT Discovery SMID Cap Growth Fund - Class 2	1.15%[2]	20.14%	9.90%	7.43%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 2	0.53%[2]	9.01%	7.47%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High- Income Trust - Class 2	0.57%[2]	12.45%	6.09%	4.41%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 2	0.48%[2]	5.02%	1.89%	2.08%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds U.S. Government Securities Fund - Class 2	0.51%[2]	2.89%	1.04%	1.52%
Long-term total return and current income.	BlackRock Equity Dividend V.I. Fund - Class I	0.67%[2]	12.24%	11.54%	9.00%
To maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund - Class I	0.56%[2]	13.21%	5.74%	4.46%
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class I (formerly ClearBridge Variable Aggressive Growth Portfolio) advised by Legg Mason Partners Fund Advisor, LLC	0.85%	24.43%	8.31%	6.64%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.80%	8.40%	9.56%	7.89%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
To provide a high level of current income.	Eaton Vance VT Floating- Rate Income Fund - Initial Class	1.17%	11.21%	4.13%	3.22%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.57%	12.34%	7.38%	5.63%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.59%	13.48%	8.14%	6.09%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.62%	14.56%	9.17%	6.75%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class	0.67%	16.71%	10.74%	7.56%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.71%	18.82%	11.81%	8.04%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.72%	19.33%	11.92%	8.08%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.72%	19.30%	11.91%	8.07%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.72%	19.40%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.72%	19.30%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2065 PortfolioSM - Service Class This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.72%	19.29%	N/A	N/A
High total return with a secondary objective of principal preservation. A fund of funds.	Fidelity® VIP Freedom Income PortfolioSM - Service Class	0.47%	7.81%	3.85%	3.29%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
As high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Service Class	0.48%	6.12%	1.87%	2.24%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
Long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Service Class	0.83%	20.41%	9.87%	4.80%
Above average income and long- term capital growth, consistent with reasonable investment risk.	Fidelity® VIP Real Estate Portfolio - Service Class	0.70%	11.09%	5.12%	5.93%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.65%[2]	12.39%	14.04%	10.51%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 2	0.91%[2]	12.75%	11.06%	7.04%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.83%[2]	27.12%	13.82%	9.24%
Income.	Franklin U.S. Government Securities VIP Fund - Class 1	0.52%	4.76%	0.47%	0.98%
Long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund - Service Shares	1.09%[2]	11.11%	13.06%	7.82%
Total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund - Service Shares	0.97%[2]	15.57%	4.81%	3.41%
Capital growth and income.	Invesco V.I. Comstock Fund - Series I Shares	0.75%	12.36%	13.49%	8.92%
Long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I Shares	0.75%	12.66%	11.77%	8.25%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.88%	18.13%	13.07%	8.93%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class (formerly American Century VP Inflation Protection Fund) advised by Lincoln Financial Investments Corporation	0.77%[2]	3.40%	2.65%	1.90%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II (formerly American Century VP Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.86%[2]	6.13%	11.05%	8.77%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.88%	19.94%	N/A	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.73%[2]	17.24%	8.98%	4.58%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long- term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	5.91%	1.28%	1.81%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.74%	10.91%	10.98%	8.05%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.60%	5.02%	3.94%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%	13.10%	9.41%	7.10%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.69%	27.16%	17.15%	12.44%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	36.85%	13.68%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	4.87%	1.30%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	8.83%	2.74%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	5.17%	1.87%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.54%	7.41%	4.90%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	16.14%	9.08%	5.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	19.19%	10.72%	6.11%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.30%	11.25%	6.57%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.31%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	38.70%	16.98%	13.91%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.53%	5.93%	0.94%	N/A
Total return.	Macquarie VIP Asset Strategy Series - Service Class[3] (formerly Delaware Ivy VIP Asset Strategy Portfolio) advised by Delaware Management Company	0.85%[2]	13.90%	8.27%	3.48%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital appreciation.	MFS® VIT II Technology Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.85%[2]	54.23%	17.65%	15.56%
Capital appreciation.	MFS® VIT III Mid Cap Value Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	12.73%	12.90%	8.73%
Capital Appreciation.	MFS® VIT Mid Cap Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.80%[2]	21.32%	13.31%	11.12%
Capital Appreciation.	MFS® VIT New Discovery Series - Initial Class advised by Massachusetts Financial Services Company	0.87%[2]	14.41%	11.08%	7.67%
Total return with an emphasis on current income, but also considering capital appreciation.	MFS® VIT Total Return Bond Series - Initial Class advised by Massachusetts Financial Services Company	0.53%[2]	7.38%	1.85%	2.22%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1.02%	11.00%	8.63%	6.13%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class advised by Pacific Investment Management Company, LLC	1.01%	5.26%	0.97%	1.09%
Maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.84%	3.67%	3.16%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.75%	5.93%	1.08%	1.71%
To provide a high level of dividend income and long-term growth of capital primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio	0.74%	9.54%	11.20%	7.84%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Capital Appreciation. A fund of funds.	TOPS® Aggressive Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	17.37%	10.55%	7.42%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Preserve capital and provide moderate income and moderate capital appreciation. A fund of funds.	TOPS® Conservative ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.56%	9.19%	4.84%	3.37%
Capital Appreciation. A fund of funds.	TOPS® Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	16.09%	9.48%	6.54%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.[2]This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.[4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-877-533-0117 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.92%[2]	16.01%	13.56%	9.60%
Long-term capital appreciation.	Allspring VT Discovery SMID Cap Growth Fund - Class 2	1.15%[2]	20.14%	9.90%	7.43%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 2	0.53%[2]	9.01%	7.47%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	16.17%	8.31%	5.78%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High- Income Trust - Class 2	0.57%[2]	12.45%	6.09%	4.41%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 2	0.48%[2]	5.02%	1.89%	2.08%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds U.S. Government Securities Fund - Class 2	0.51%[2]	2.89%	1.04%	1.52%
Long-term total return and current income.	BlackRock Equity Dividend V.I. Fund - Class I	0.67%[2]	12.24%	11.54%	9.00%
To maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund - Class I	0.56%[2]	13.21%	5.74%	4.46%
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class I (formerly ClearBridge Variable Aggressive Growth Portfolio) advised by Legg Mason Partners Fund Advisor, LLC	0.85%	24.43%	8.31%	6.64%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	12.92%	10.73%	7.10%
Long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.80%	8.40%	9.56%	7.89%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
To provide a high level of current income.	Eaton Vance VT Floating- Rate Income Fund - Initial Class	1.17%	11.21%	4.13%	3.22%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.57%	12.34%	7.38%	5.63%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.59%	13.48%	8.14%	6.09%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.62%	14.56%	9.17%	6.75%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class	0.67%	16.71%	10.74%	7.56%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.71%	18.82%	11.81%	8.04%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.72%	19.33%	11.92%	8.08%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.72%	19.30%	11.91%	8.07%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.72%	19.40%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.72%	19.30%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2065 PortfolioSM - Service Class This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.72%	19.29%	N/A	N/A
High total return with a secondary objective of principal preservation. A fund of funds.	Fidelity® VIP Freedom Income PortfolioSM - Service Class	0.47%	7.81%	3.85%	3.29%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
As high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Service Class	0.48%	6.12%	1.87%	2.24%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.67%	15.00%	12.34%	8.02%
Long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Service Class	0.83%	20.41%	9.87%	4.80%
Above average income and long- term capital growth, consistent with reasonable investment risk.	Fidelity® VIP Real Estate Portfolio - Service Class	0.70%	11.09%	5.12%	5.93%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%[2]	8.87%	7.25%	5.28%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.68%	13.73%	8.10%	5.70%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.65%[2]	12.39%	14.04%	10.51%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 2	0.91%[2]	12.75%	11.06%	7.04%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.83%[2]	27.12%	13.82%	9.24%
Income.	Franklin U.S. Government Securities VIP Fund - Class 1	0.52%	4.76%	0.47%	0.98%
Long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund - Service Shares	1.09%[2]	11.11%	13.06%	7.82%
Total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund - Service Shares	0.97%[2]	15.57%	4.81%	3.41%
Capital growth and income.	Invesco V.I. Comstock Fund - Series I Shares	0.75%	12.36%	13.49%	8.92%
Long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I Shares	0.75%	12.66%	11.77%	8.25%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.88%	18.13%	13.07%	8.93%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	46.32%	13.32%	11.67%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class (formerly American Century VP Inflation Protection Fund) advised by Lincoln Financial Investments Corporation	0.77%[2]	3.40%	2.65%	1.90%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II (formerly American Century VP Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.86%[2]	6.13%	11.05%	8.77%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.88%	19.94%	N/A	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	21.65%	14.73%	N/A
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.73%[2]	17.24%	8.98%	4.58%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.41%[2]	18.92%	6.73%	4.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	17.39%	12.81%	10.06%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.54%	11.42%	7.16%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long- term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	5.91%	1.28%	1.81%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.76%	4.95%	3.98%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.74%	10.91%	10.98%	8.05%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.60%	5.02%	3.94%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%	13.10%	9.41%	7.10%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund will be available on or about May 13, 2024. Please consult your registered representative.	0.69%	27.16%	17.15%	12.44%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	36.85%	13.68%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.63%[2]	5.57%	2.38%	1.68%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.53%[2]	5.00%	1.88%	1.63%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Standard Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	0.72%	48.35%	18.38%	12.54%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	14.71%	9.83%	6.58%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	8.07%	11.38%	8.57%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	4.87%	1.30%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	10.73%	5.28%	4.09%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	8.83%	2.74%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	16.05%	12.22%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	13.57%	7.38%	5.33%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%	14.82%	8.04%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	5.17%	1.87%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	10.27%	5.06%	3.97%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%	13.09%	7.12%	5.22%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	14.27%	7.69%	5.54%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.54%	7.41%	4.90%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	16.14%	9.08%	5.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	19.19%	10.72%	6.11%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.30%	11.25%	6.57%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.31%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	15.02%	6.15%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	6.00%	0.59%	1.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	25.22%	14.84%	11.09%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	15.36%	7.11%	4.00%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	38.70%	16.98%	13.91%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	17.24%	12.45%	7.71%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.53%	5.93%	0.94%	N/A
Total return.	Macquarie VIP Asset Strategy Series - Service Class[3] (formerly Delaware Ivy VIP Asset Strategy Portfolio) advised by Delaware Management Company	0.85%[2]	13.90%	8.27%	3.48%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Standard Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.18%[2]	13.79%	4.20%	2.67%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Standard Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	35.86%	15.89%	12.97%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital appreciation.	MFS® VIT II Technology Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.85%[2]	54.23%	17.65%	15.56%
Capital appreciation.	MFS® VIT III Mid Cap Value Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	12.73%	12.90%	8.73%
Capital Appreciation.	MFS® VIT Mid Cap Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.80%[2]	21.32%	13.31%	11.12%
Capital Appreciation.	MFS® VIT New Discovery Series - Initial Class advised by Massachusetts Financial Services Company	0.87%[2]	14.41%	11.08%	7.67%
Total return with an emphasis on current income, but also considering capital appreciation.	MFS® VIT Total Return Bond Series - Initial Class advised by Massachusetts Financial Services Company	0.53%[2]	7.38%	1.85%	2.22%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	10.44%	8.54%	6.53%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1.02%	11.00%	8.63%	6.13%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	1.48%[2]	-7.85%	8.55%	-0.80%
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class advised by Pacific Investment Management Company, LLC	1.01%	5.26%	0.97%	1.09%
Maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.84%	3.67%	3.16%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.75%	5.93%	1.08%	1.71%
To provide a high level of dividend income and long-term growth of capital primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio	0.74%	9.54%	11.20%	7.84%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.50%[2]	3.19%	-1.89%	-0.41%
Capital Appreciation. A fund of funds.	TOPS® Aggressive Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	17.37%	10.55%	7.42%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	11.39%	6.39%	4.51%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Preserve capital and provide moderate income and moderate capital appreciation. A fund of funds.	TOPS® Conservative ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.56%	9.19%	4.84%	3.37%
Capital Appreciation. A fund of funds.	TOPS® Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	16.09%	9.48%	6.54%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	13.47%	7.96%	5.58%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln Corporate Exec VUL | FluctuatingInvestmentPerformanceMember
Prospectus:
Principal Risk [Text Block]	Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value (may also be referred to in some riders as “Total Account Value”) and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
Lincoln Corporate Exec VUL | PolicyValuesintheFixedAccountMember
Prospectus:
Principal Risk [Text Block]	Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. We are also responsible for providing for all administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see the “Lincoln Life, The Separate Account and The General Account” sections of the Statement of Additional Information (SAI) or the “Transfers” section of this prospectus.
Lincoln Corporate Exec VUL | UnsuitableforShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit coverage, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
Lincoln Corporate Exec VUL | DecreasingDeathBenefitMember
Prospectus:
Principal Risk [Text Block]	Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of death benefit option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.
Lincoln Corporate Exec VUL | ConsequencesofSurrenderMember
Prospectus:
Principal Risk [Text Block]	Consequences of Surrender. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.
Lincoln Corporate Exec VUL | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. You should always consult a tax advisor about the application of federal, state and local tax rules to your individual situation. The federal income tax treatment of life insurance is complex and the current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.
Lincoln Corporate Exec VUL | TaxTreatmentofLifeInsuranceContractsMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
Lincoln Corporate Exec VUL | TaxLawComplianceMember
Prospectus:
Principal Risk [Text Block]	Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
Lincoln Corporate Exec VUL | CyberSecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Lincoln Corporate Exec VUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
Lincoln Corporate Exec VUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.•Charges may reduce the value of your Policy and death benefit.•Tax deferral is more beneficial to investors with a long-time horizon.
Lincoln Corporate Exec VUL | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary depending on the performance of the investment options available under the Policy.•Each investment option(including a Fixed Account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
Lincoln Corporate Exec VUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	•Any obligations, guarantees, and benefits of the contract including the Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-877-533-0117 or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
Lincoln Corporate Exec VUL | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy has Lapsed.
Principal Risk [Text Block]	Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.
Lincoln Corporate Exec VUL | ABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Lincoln Corporate Exec VUL | ABVPSSustainableGlobalThematicPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	13.56%
Average Annual Total Returns, 10 Years [Percent]	9.60%
Lincoln Corporate Exec VUL | AllspringVTDiscoverySMIDCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Lincoln Corporate Exec VUL | AmericanFundsCapitalIncomeBuilderClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class 2
Portfolio Company Objective [Text Block]	Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	7.47%
Lincoln Corporate Exec VUL | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Lincoln Corporate Exec VUL | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Lincoln Corporate Exec VUL | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
Lincoln Corporate Exec VUL | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Lincoln Corporate Exec VUL | AmericanFundsHighIncomeTrustClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds High-Income Trust - Class 2
Portfolio Company Objective [Text Block]	To provide investors with a high level of current income; capital appreciation is the secondary objective.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Lincoln Corporate Exec VUL | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Lincoln Corporate Exec VUL | AmericanFundsTheBondFundofAmericaClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America - Class 2
Portfolio Company Objective [Text Block]	To provide as high a level of current income as is consistent with the preservation of capital.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Lincoln Corporate Exec VUL | AmericanFundsUSGovernmentSecuritiesFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds U.S. Government Securities Fund - Class 2
Portfolio Company Objective [Text Block]	To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.52%
Lincoln Corporate Exec VUL | BlackRockEquityDividendVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. Fund - Class I
Portfolio Company Objective [Text Block]	Long-term total return and current income.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	11.54%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Lincoln Corporate Exec VUL | BlackRockHighYieldVIFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Fund - Class I
Portfolio Company Objective [Text Block]	To maximize total return, consistent with income generation and prudent investment management.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Lincoln Corporate Exec VUL | ClearBridgeVariableGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio - Class I
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	24.43%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Lincoln Corporate Exec VUL | ClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.92%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Lincoln Corporate Exec VUL | ClearBridgeVariableSmallCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.40%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Lincoln Corporate Exec VUL | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Lincoln Corporate Exec VUL | EatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Portfolio Company Objective [Text Block]	To provide a high level of current income.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Lincoln Corporate Exec VUL | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2020PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2025PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2030PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2035PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	16.71%
Average Annual Total Returns, 5 Years [Percent]	10.74%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2040PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	11.81%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2045PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.33%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	8.08%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2050PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.30%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2055PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.40%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2060PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.30%
Lincoln Corporate Exec VUL | FidelityVIPFreedom2065PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2065 PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.29%
Lincoln Corporate Exec VUL | FidelityVIPFreedomIncomePortfolioSMServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom Income PortfolioSM - Service Class
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation. A fund of funds.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.81%
Average Annual Total Returns, 5 Years [Percent]	3.85%
Average Annual Total Returns, 10 Years [Percent]	3.29%
Lincoln Corporate Exec VUL | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	14.68%
Lincoln Corporate Exec VUL | FidelityVIPInvestmentGradeBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Portfolio Company Objective [Text Block]	As high a level of current income as is consistent with the preservation of capital.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Lincoln Corporate Exec VUL | FidelityVIPMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Lincoln Corporate Exec VUL | FidelityVIPOverseasPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	20.41%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Lincoln Corporate Exec VUL | FidelityVIPRealEstatePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate Portfolio - Service Class
Portfolio Company Objective [Text Block]	Above average income and long-term capital growth, consistent with reasonable investment risk.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	11.09%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Lincoln Corporate Exec VUL | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	5.28%
Lincoln Corporate Exec VUL | FranklinMutualSharesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.70%
Lincoln Corporate Exec VUL | FranklinRisingDividendsVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Lincoln Corporate Exec VUL | FranklinSmallCapValueVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term total return.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Lincoln Corporate Exec VUL | FranklinSmallMidCapGrowthVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	27.12%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Lincoln Corporate Exec VUL | FranklinUSGovernmentSecuritiesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Income.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.76%
Average Annual Total Returns, 5 Years [Percent]	0.47%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Lincoln Corporate Exec VUL | GoldmanSachsVITMidCapValueFundServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund - Service Shares
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	13.06%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Lincoln Corporate Exec VUL | GoldmanSachsVITTrendDrivenAllocationFundServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund - Service Shares
Portfolio Company Objective [Text Block]	Total return while seeking to provide volatility management.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Lincoln Corporate Exec VUL | InvescoVIComstockFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund - Series I Shares
Portfolio Company Objective [Text Block]	Capital growth and income.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.36%
Average Annual Total Returns, 5 Years [Percent]	13.49%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Lincoln Corporate Exec VUL | InvescoVIGrowthandIncomeFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income Fund - Series I Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Lincoln Corporate Exec VUL | InvescoVIMainStreetSmallCapFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®- Series I Shares
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Lincoln Corporate Exec VUL | LVIPAllianceBernsteinLargeCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	46.32%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	11.67%
Lincoln Corporate Exec VUL | LVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Lincoln Corporate Exec VUL | LVIPAmericanCenturyMidCapValueFundStandardClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund - Standard Class II
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Lincoln Corporate Exec VUL | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Lincoln Corporate Exec VUL | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Lincoln Corporate Exec VUL | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.19%
Lincoln Corporate Exec VUL | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.85%
Lincoln Corporate Exec VUL | LVIPChanningSmallCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Channing Small Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Lincoln Corporate Exec VUL | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	22.78%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.07%
Lincoln Corporate Exec VUL | LVIPDimensionalUSCoreEquity2FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	21.65%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Lincoln Corporate Exec VUL | LVIPFranklinTempletonGlobalEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	4.58%
Lincoln Corporate Exec VUL | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Lincoln Corporate Exec VUL | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Lincoln Corporate Exec VUL | LVIPFranklinTempletonMultiFactorLargeCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.39%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Lincoln Corporate Exec VUL | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Lincoln Corporate Exec VUL | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Lincoln Corporate Exec VUL | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Lincoln Corporate Exec VUL | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Lincoln Corporate Exec VUL | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	0.99%
Lincoln Corporate Exec VUL | LVIPJPMorganCoreBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Lincoln Corporate Exec VUL | LVIPJPMorganHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.76%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Lincoln Corporate Exec VUL | LVIPJPMorganMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital appreciation with the secondary goal of achieving current income by investing in equity securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Lincoln Corporate Exec VUL | LVIPJPMorganRetirementIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Lincoln Corporate Exec VUL | LVIPJPMorganSmallCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital growth over the long term.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	7.10%
Lincoln Corporate Exec VUL | LVIPJPMorganUSEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	High total return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	27.16%
Average Annual Total Returns, 5 Years [Percent]	17.15%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Lincoln Corporate Exec VUL | LVIPLoomisSaylesGlobalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Loomis Sayles Global Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	36.85%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Lincoln Corporate Exec VUL | LVIPMacquarieBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Lincoln Corporate Exec VUL | LVIPMacquarieDiversifiedFloatingRateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	2.38%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Lincoln Corporate Exec VUL | LVIPMacquarieDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Lincoln Corporate Exec VUL | LVIPMacquarieLimitedTermDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	1.63%
Lincoln Corporate Exec VUL | LVIPMacquarieMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Mid Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Lincoln Corporate Exec VUL | LVIPMacquarieSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Lincoln Corporate Exec VUL | LVIPMacquarieSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Social Awareness Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	30.17%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Lincoln Corporate Exec VUL | LVIPMacquarieUSGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	48.35%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	12.54%
Lincoln Corporate Exec VUL | LVIPMacquarieUSREITFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Lincoln Corporate Exec VUL | LVIPMacquarieValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.49%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Lincoln Corporate Exec VUL | LVIPMFSInternationalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Lincoln Corporate Exec VUL | LVIPMFSValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.07%
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	8.57%
Lincoln Corporate Exec VUL | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
Lincoln Corporate Exec VUL | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Lincoln Corporate Exec VUL | LVIPPIMCOLowDurationBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.30%
Lincoln Corporate Exec VUL | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	1.49%
Lincoln Corporate Exec VUL | LVIPSSGAConservativeIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Lincoln Corporate Exec VUL | LVIPSSGAEmergingMarketsEquityIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Lincoln Corporate Exec VUL | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Lincoln Corporate Exec VUL | LVIPSSGAMidCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	12.22%
Lincoln Corporate Exec VUL | LVIPSSGAModerateIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Lincoln Corporate Exec VUL | LVIPSSGAModeratelyAggressiveIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Lincoln Corporate Exec VUL | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	11.77%
Lincoln Corporate Exec VUL | LVIPSSGAShortTermBondIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Short-Term Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Lincoln Corporate Exec VUL | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Lincoln Corporate Exec VUL | LVIPStructuredConservativeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Lincoln Corporate Exec VUL | LVIPStructuredModerateAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	5.22%
Lincoln Corporate Exec VUL | LVIPStructuredModeratelyAggressiveAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Lincoln Corporate Exec VUL | LVIPTRowePrice2020FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2020 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Lincoln Corporate Exec VUL | LVIPTRowePrice2030FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2030 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Lincoln Corporate Exec VUL | LVIPTRowePrice2040FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2040 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	19.19%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Lincoln Corporate Exec VUL | LVIPTRowePrice2050FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2050 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	20.30%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	6.57%
Lincoln Corporate Exec VUL | LVIPTRowePrice2060FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2060 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Lincoln Corporate Exec VUL | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.17%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Lincoln Corporate Exec VUL | LVIPUSGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Lincoln Corporate Exec VUL | LVIPVanguardBondAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Lincoln Corporate Exec VUL | LVIPVanguardDomesticEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	25.22%
Average Annual Total Returns, 5 Years [Percent]	14.84%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Lincoln Corporate Exec VUL | LVIPVanguardInternationalEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	4.00%
Lincoln Corporate Exec VUL | LVIPWellingtonCapitalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington Capital Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	38.70%
Average Annual Total Returns, 5 Years [Percent]	16.98%
Average Annual Total Returns, 10 Years [Percent]	13.91%
Lincoln Corporate Exec VUL | LVIPWellingtonSMIDCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	7.71%
Lincoln Corporate Exec VUL | LVIPWesternAssetCoreBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Western Asset Core Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximize total return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Lincoln Corporate Exec VUL | MacquarieVIPAssetStrategySeriesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series - Service Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Lincoln Corporate Exec VUL | MacquarieVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Emerging Markets Series - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Lincoln Corporate Exec VUL | MacquarieVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Lincoln Corporate Exec VUL | MFSVITGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	35.86%
Average Annual Total Returns, 5 Years [Percent]	15.89%
Average Annual Total Returns, 10 Years [Percent]	12.97%
Lincoln Corporate Exec VUL | MFSVITIITechnologyPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Technology Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	54.23%
Average Annual Total Returns, 5 Years [Percent]	17.65%
Average Annual Total Returns, 10 Years [Percent]	15.56%
Lincoln Corporate Exec VUL | MFSVITIIIMidCapValuePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Lincoln Corporate Exec VUL | MFSVITMidCapGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Mid Cap Growth Series - Initial Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	13.31%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Lincoln Corporate Exec VUL | MFSVITNewDiscoverySeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Series - Initial Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Lincoln Corporate Exec VUL | MFSVITTotalReturnBondSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Bond Series - Initial Class
Portfolio Company Objective [Text Block]	Total return with an emphasis on current income, but also considering capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	7.38%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Lincoln Corporate Exec VUL | MFSVITTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Lincoln Corporate Exec VUL | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Lincoln Corporate Exec VUL | NeubergerBermanAMTMidCapIntrinsicValuePortfolioIClassMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Lincoln Corporate Exec VUL | PIMCOVITCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn®Strategy Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
Lincoln Corporate Exec VUL | PIMCOVITGlobalBondOpportunitiesPortfolioUnhedgedAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class
Portfolio Company Objective [Text Block]	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	5.26%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	1.09%
Lincoln Corporate Exec VUL | PIMCOVITRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Lincoln Corporate Exec VUL | PIMCOVITTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Lincoln Corporate Exec VUL | TRowePriceEquityIncomePortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio
Portfolio Company Objective [Text Block]	To provide a high level of dividend income and long-term growth of capital primarily through investments in stocks.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	9.54%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Lincoln Corporate Exec VUL | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 1
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	(1.89%)
Average Annual Total Returns, 10 Years [Percent]	(0.41%)
Lincoln Corporate Exec VUL | TOPSAggressiveGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Lincoln Corporate Exec VUL | TOPSBalancedETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Income and capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Lincoln Corporate Exec VUL | TOPSConservativeETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Preserve capital and provide moderate income and moderate capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Lincoln Corporate Exec VUL | TOPSGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	6.54%
Lincoln Corporate Exec VUL | TOPSModerateGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Lincoln Corporate Exec VUL | AllspringVTDiscoveryFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Allspring VT Discovery SMID Cap Growth Fund - Class 2
Lincoln Corporate Exec VUL | LVIPFranklinTempletonMultiFactorInternationalEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Lincoln Corporate Exec VUL | LVIPMacquarieREITFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. REIT Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Lincoln Corporate Exec VUL | DeferredAcquisitionCostDACTaxLoadMember
Prospectus:
Premium Taxes, Description [Text Block]	Maximum Deferred Acquisition Cost (DAC) Tax (Load)
Premium Taxes, When Deducted [Text Block]	When you pay a Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	2.00%
Lincoln Corporate Exec VUL | TermInsuranceRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Term Insurance Rider*
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): $0.19 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Term Insurance Rider
Purpose of Benefit [Text Block]	Provides additional annual renewable death benefit coverage on the Insured.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•When included, the Rider will automatically renew annually until Attained Age 121.
Name of Benefit [Text Block]	Term Insurance Rider
Operation of Benefit [Text Block]	Term Insurance Rider. The Policy can be issued with a term insurance rider as a portion of the total death benefit. The rider provides term life insurance on the life of the Insured, which is annually renewable to Attained Age 121. This rider will continue in effect unless canceled by the Owner. The amount of coverage provided under the rider’s benefit amount varies from month to month.The benefit amount is the target face amount minus the basic Policy Specified Amount. Refer to your Policy Specifications for the benefit amount. The cost of the rider is added to the Monthly Deductions, and is based on the Insured’s premium class, issue age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year.The rider’s death benefit is included in the total death benefit paid under the Policy.
Lincoln Corporate Exec VUL | ChangeofInsuredRiderMember
Prospectus:
Name of Benefit [Text Block]	Change of Insured Rider
Purpose of Benefit [Text Block]	Permits a change in the person who is Insured under the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase or any time after Policy issue by contacting our Administrative Office.•Availability may vary by selling broker dealer. You may obtain information about the optional benefits that are available through your broker dealer by contacting your broker dealer or our Administrative Office.•The new Insured is subject to underwriting requirements.•Policy value requirements apply.•Policy charges applicable to the new Insured may differ from charges applicable to the current Insured.•Any change in Insured is a taxable event.
Name of Benefit [Text Block]	Change of Insured Rider
Operation of Benefit [Text Block]	Change of Insured Rider. With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.
Lincoln Corporate Exec VUL | CustomizedBenefitEnhancementRiderMember
Prospectus:
Name of Benefit [Text Block]	Customized Benefit Enhancement Rider (“CBE”)
Purpose of Benefit [Text Block]	Provides an enhanced Surrender Value under the Policy for up to 15 years.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Subject to underwriting requirements.•May not be elected if the Earnings Stabilization rider or the Surrender Value and Loan Spread Enhancement Rider have been elected.•Only available upon an Eligible Surrender.
Name of Benefit [Text Block]	Customized Benefit Enhancement Rider (“CBE”)
Operation of Benefit [Text Block]	Customized Benefit Enhancement Rider: The Policy can be issued with a Customized Benefit Enhancement Rider (“CBE”) at no additional charge. It must be elected at application and may not be available on all policies. Availability of this rider is subject to underwriting requirements and may not be elected if you have elected the Surrender Value and Loan Spread Enhancement Rider.The rider provides a Customized Benefit Enhancement Amount (“CBE Amount”) which is an amount that may be added to the Surrender Value provided under the Policy. The CBE Amount, if any, will be available only upon the Eligible Surrender of your Policy. An “Eligible Surrender” is a Full Surrender of the Policy. Partial Surrenders of less than the full amount of your Policy are not Eligible Surrenders. Please note that a Full Surrender in the course of an exchange of policies pursuant to Section 1035 of the Internal Revenue Code also is not an Eligible Surrender, unless you reside in a state where such an exception is not allowed. The CBE Amount is not a value used when determining whether a Policy will Lapse or in calculating amounts available for Policy loans or Partial Surrenders. Also, if you cancel the Policy during the Right To Examine period, the CBE Amount is not payable. In calculating the CBE Amount, we first determine the Customized Benefit Enhancement Balance (“CBE Balance”). The CBE Balance is the basis for determining the CBE Amount available to you each Policy Year. The CBE Balance reflects premium paid, interest credited, and any partial surrenders taken throughout the Policy Year. We also consider whether or not a term insurance rider has been chosen. These calculations are explained below. The CBE Amount reflects (a) the Policy Years during which the CBE will be available to you; (b) the CBE Percentage Rates; and (c) the Maximum CBE Percentage Rates, which are used with a Term Blend Adjustment Factor, as described further below. The CBE Percentage Rates and the Maximum CBE Percentage Rates are shown on the Rider Specification page of your Policy. Upon the Eligible Surrender of your Policy, the CBE Amount used in calculating the surrender proceeds paid will be only the amount calculated as being available for the then current Policy Year. The CBE Percentage Rates that best suit your financial needs are determined during the financial underwriting process and will not change after the issuance of the Policy with this Rider.Under the terms of the rider, in determining the amount of your Surrender Proceeds, in lieu of the Surrender Value as described in the Policy, we will pay an amount equal to:a.the Policy’s Net Accumulation Value;b.less any accrued loan interest not yet charged;c.plus the CBE Amount, if any.As noted above, in determining the CBE Balance and CBE Amount we consider whether or not you have elected a term insurance rider. Accordingly, assuming you effect an Eligible Surrender:1. For Policies without a Term Insurance Rider. In the first Policy Year, the CBE Balance will be calculated on any Valuation Day as: (a) the lesser of the cumulative Premiums paid or the Target Premium; minus (b) the sum of any Partial Surrenders; plus (c) any daily interest credited. The CBE Amount payable in the first Policy Year, will be determined on any Valuation Day by multiplying (a) the CBE Balance; by (b) the applicable CBE Percentage Rate.The following example demonstrates a hypothetical Customized Benefit Enhancement Amount calculation at the end of the first Policy Year.Sample Policy:Insured: Male, Standard Non-tobacco, age 40Policy Specified Amount: $3,000,000Premium Paid: $120,000.00Target Premium: $121,113.42CBE Interest Rate: 3.00% annual effective rate equivalent to 0.0081% dailyCBE Percentage Rate: 9%Partial Surrender: $0At the end of the first Policy Year, based on the sample policy above, the CBE Balance can be calculated as the lesser of (a) or (b), minus (c), plus (d), where: (a)Premium paid: $120,000.00;(b)Target Premium: $121,113.42;(c)Partial Surrenders: $0;(d)CBE Interest credited: $3,600;In this example, the CBE Balance calculated at the end of the first Policy Year is $123,600.Based on the sample policy above, the CBE Amount at the end of the first Policy Year is calculated as (d) times (e), where:(d)CBE Balance: $123,600;(e)CBE Percentage Rate: 9%;In this example, the CBE Amount is $11,124.In each Policy Year after the first (i.e. “Subsequent Policy Year”), the beginning CBE Balance on a Policy Anniversary will be calculated based upon: (a) the ending CBE Balance as of the last Valuation Day of the previous Policy Year; less (b) the CBE Amount not taken in the previous Policy Year; less; (c) the sum of any Partial Surrenders transacted in the previous Policy Year, plus (d) any interest credited during the previous Policy Year. The CBE Amount payable in a Subsequent Policy Year will be calculated on any Valuation Day by multiplying the then current CBE Balance by the applicable CBE Percentage Rate. 2. For Policies with a Term Insurance Rider. In the first Policy Year, the CBE Balance will be calculated on any Valuation Day as: (a) the lesser of the cumulative Premiums paid or the Target Premium multiplied by the ratio of the Target Face Amount to the Initial Policy Specified Amount of the base Policy; minus (b) the sum of any Partial Surrenders; plus (c) any daily interest credited. The CBE Amount payable in the first Policy Year will be calculated on any Valuation Day as the lesser of: (a) the CBE Balance multiplied by the product of the Term Blend Adjustment Factor, as described below, and the applicable Maximum CBE Percentage Rate; or (b) the CBE Balance multiplied by applicable CBE Percentage Rate. The following example demonstrates a hypothetical Customized Benefit Enhancement Amount calculation at the end of the first Policy Year.Sample Policy:Insured: Male, Standard Non-tobacco, age 55Policy Specified Amount: $1,500,000Target Face Amount: $2,000,000Premium Paid: $134,100.00Target Premium: $100,612.91CBE Percentage Rate: 10.5%Maximum CBE Percentage Rate: 11%Minimum Adjustment Factor: 0.75Term Blend Adjustment Factor: 0.9375Partial Surrender at end of first year: $10,000CBE Interest Rate: 3.00% annual effective rate equivalent to 0.0081% dailyAt the end of the first Policy Year, based on the sample policy above, the CBE Balance is calculated as the lesser of (a), and (b) times (c) divided by (d); minus (e); plus (f), where: (a)Premium paid: $134,100.00;(b)Target Premium: $100,612.91;(c)Target Face Amount $2,000,000;(d)Policy Specified Amount $1,500,000;(e)Partial Surrenders: $10,000;(f)CBE Interest credited: $4,023In this example, the CBE Balance calculated at the end of the first Policy Year is $128,123.Based on the sample policy above, the CBE Amount at the end of the first Policy Year is calculated as the lesser of (f) times (g) times (h), or (g) times (i), where:(f)Maximum CBE Percentage Rate: 11%(g)CBE Balance: $128,123(h)Term Blend Adjustment Factor: 0.9375(i)CBE Percentage Rate: 10.5%;In this example, the CBE Amount is $13,213.In each of the examples the CBE Amount is added to the Net Accumulation Value (less any accrued loan interest not yet charged) to determine the Surrender Value of the Policy.In each Subsequent Policy Year, the beginning CBE Balance on a Policy Anniversary will be calculated based upon: (a) the ending CBE Balance as of the last Valuation Day of the previous Policy Year; less (b) the CBE Amount not taken in the previous Policy Year; less; (c) the sum of any Partial Surrenders transacted in the previous Policy Year; plus (d) interest credited during the previous Policy Year. The CBE Amount then will be calculated on any Valuation Day as the lesser of: (a) the CBE Balance multiplied by the product of the Term Blend Adjustment Factor, as described below, and the applicable Maximum CBE Percentage Rate; or (b) the CBE Balance multiplied by applicable CBE Percentage Rate. The Term Blend Adjustment Factor will equal (1) plus ((2) multiplied by (3)) where:(1)is the Minimum Adjustment Factor, as shown on the Rider Specifications page.(2)is one minus the Minimum Adjustment Factor.(3)is the ratio of the Base Policy Specified Amount to the Target Face Amount, as shown on the Policy Specifications page.Additional terms to consider:If the Insured dies while the rider is In Force, the Death Benefit Proceeds payable will be equal to the greater of:1.the amount determined under the death benefit option in effect at the time of the Insured's death less any Debt and overdue deductions calculated as of the Insured’s date of death; or2.an amount equal to the Accumulation Value of the Policy plus any applicable CBE Amount available under this Rider on the date of death, multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt and overdue deductions as of the Insured’s date of death.If the Policy to which the rider is attached has lapsed and is reinstated pursuant to the Reinstatement provision of the Policy, the rider will also be reinstated.The CBE calculated under the rider is subject to the Deferment of Payments provision of the Policy to which the rider is attached.Additional policies may be added to an existing Case; however all additional policies must follow the same CBE Percentage Rates shown in the CBE Percentage Rates Table on the Rider Specifications page.
Lincoln Corporate Exec VUL | EarningsStabilizationRiderMember
Prospectus:
Name of Benefit [Text Block]	Earnings Stabilization Rider (“ESR”)
Purpose of Benefit [Text Block]	Provides a targeted return on the Policy’s cash Surrender Value available on full surrender during the first 10 Policy Years.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Subject to underwriting requirements.•May not be elected if the Customized Benefit Enhancement Rider or the Surrender Value and Loan Spread Enhancement Rider have been elected.•Must provide six months advance notice in writing of intent to surrender.•Only available within the first 10 Policy Years and upon an Eligible Surrender.
Name of Benefit [Text Block]	Earnings Stabilization Rider (“ESR”)
Operation of Benefit [Text Block]	Earnings Stabilization Rider. The Policy can be issued with an Earnings Stabilization Rider (“ESR”) at no additional charge. It must be elected at application and may not be available on all policies. Availability of this rider is subject to underwriting requirements and may not be elected if you have elected the Customized Benefit Enhancement Rider or the Surrender Value and Loan Spread Enhancement Rider.In order to receive the Full Surrender Value and the Earnings Stabilization Enhancement, you must provide us with six months advance notice in writing of your intent to surrender. If you request a Full Surrender without the six months advance notice, you will receive only the Surrender Value of your Policy without any additional amount provided by this rider. The Earnings Stabilization Enhancement will not be paid. We reserve the right to waive this notice requirement at any time. Please contact your registered representative to determine if a waiver is currently in effect.This rider provides an Earnings Stabilization Enhancement which is an amount that will be added to the Surrender Value provided under your Policy upon an Eligible Surrender. The Earnings Stabilization Enhancement is available only within the first 10 Policy Years after the Case Date shown on the Rider Specification page of your Policy. A Case is all inforce life insurance policies issued within the same company and the Case Date is the first policy issued under that Case. An “Eligible Surrender” is a Full Surrender of the Policy. Partial Surrenders and withdrawals of less than the full amount of your Policy are not Eligible Surrenders. Please note that a Full Surrender in the course of an exchange of policies pursuant to Section 1035 of the Internal Revenue Code also is not an Eligible Surrender, unless you reside in a state where such an exception is not allowed. The Earnings Stabilization Enhancement is not an amount or value used when determining whether a Policy will Lapse or in calculating amounts available for Policy Loans or Partial Surrenders. Also, if you cancel the Policy during the Right To Examine period, the Earnings Stabilization Enhancement is not payable. Under the terms of the rider, in determining the amount of your Surrender Proceeds in lieu of the Surrender Value as described in your Policy, we will pay an amount equal to:1.The Surrender Value on the date of the Eligible Surrender; plus2.The Earnings Stabilization Enhancement, if any.The Earnings Stabilization Enhancement is calculated each calendar day and is the lesser of (a) or (b), multiplied by (c) where:(a) is the Target Enhancement Amount.(b) is the Maximum Enhancement Amount.(c)is the Earnings Stabilization Multiplier.(a) Target Enhancement Amount. On each calendar day, the Target Enhancement Amount is equal to the Target Surrender Value less the Accumulation Value of your Policy and is guaranteed never to be less than zero. To calculate the Target Enhancement Amount, we first determine the Target Surrender Value. On the Policy Date, the Target Surrender Value is equal to the initial Premium paid. Thereafter, on each calendar day, the Target Surrender Value will be calculated as (1), plus (2), minus (3), plus (4), where:(1) is the Target Surrender Value as of the prior Monthly Anniversary Day.(2) is the sum of all Premiums received since the prior Monthly Anniversary Day.(3) is the sum of any Partial Surrenders since the prior Monthly Anniversary Day. (4) is daily equivalent interest on items (1) and (2) and (3) calculated using the Target Yield Rate as shown on the Rider Specification Pages and below.Target Yield Rate. The Target Yield Rates are not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current Target Yield Rates are:
Policy Years	Target Yield Rate	Policy Years	Target Yield Rate
1	7.00%	6	4.00%
2	6.50%	7	3.00%
3	6.00%	8	2.00%
4	5.50%	9	1.00%
5	5.00%	10	0.50%
(b) Maximum Enhancement Amount.  The Maximum Enhancement Amount is calculated each calendar day while this rider is in effect, as the sum of (1) plus (2), multiplied by (3), and, if applicable, multiplied by (4) where:(1) is the Maximum Enhancement Premium.(2) is the cumulative Maximum Enhancement Premium for each previous Policy Year.(3) is the applicable Maximum Enhancement Rate.(4) is the Term Blend Adjustment Factor.Maximum Enhancement Premium. The Maximum Enhancement Premium for any given year is calculated as the lesser of (1) or (2) where:(1) is the sum of the Premiums paid during the Policy Year less the sum of any Partial Surrenders during the Policy Year. (2) is the Target Premium for the Policy Year; multiplied by the ratio of the Target Specified Amount to the Basic Policy Specified Amount of your Policy.Maximum Enhancement Rate.  The Maximum Enhancement Rate is expressed as a percentage, is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual Maximum Enhancement Rates are:
Policy Years	Maximum Enhancement Rate	Policy Years	Maximum Enhancement Rate
1	13.00%	6	6.00%
2	12.00%	7	4.00%
3	11.00%	8	3.00%
4	11.00%	9	2.00%
5	9.00%	10	1.00%
If a term insurance rider is attached to your Policy and in effect, the Maximum Enhancement Amount in any Policy Year will also be multiplied by the Term Blend Adjustment Factor.Term Blend Adjustment Factor. The Term Blend Adjustment Factor is determined at issue and may change as the result of increases, decreases and Partial Surrender. The Term Blend Adjustment Factor will equal (1) multiplied by (2) plus (3) where:(1) is the ratio of the Base Policy Specified Amount to the Target Specified Amount of your Policy, as shown on the Policy Specification page.(2) is 0.25(3) is 0.75The Term Blend Adjustment Factor is equal to 1.0 if no term insurance rider is attached to the Policy or if the term insurance rider on the Policy has been terminated after issue.(c) Earnings Stabilization Multiplier. The Earnings Stabilization Multiplier is calculated by determining the current values of the following: (1)the Fixed Account(2)money market Sub-Accounts; and(3)non-money market Sub-Accounts.We then take the sum of the cumulative current values invested in each investment allocation noted above to determine the Net Accumulation Value of the Policy. Once the Net Accumulation Value of the Policy is determined, we then calculate the Daily Stabilization Factor applicable to the Policy.The Daily Stabilization Factor. The Daily Stabilization Factor is calculated daily on each calendar day as (1) minus (2) multiplied by (3), where:(1) is 1.(2) is 1 minus the Earnings Stabilization Multiplier Floor Rate.(3) is the sum of the Fixed Account and money market Sub-Account values of the Policy divided by the Net Accumulation Value.Earnings Stabilization Multiplier Floor Rate. The Earnings Stabilization Multiplier Floor Rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current Earnings Stabilization Multiplier Floor Rate is 50.000%.Once the Daily Stabilization Factor is determined, we then calculate the Earnings Stabilization Multiplier as follows:In the first Policy Year, the Earnings Stabilization Multiplier is calculated on a daily basis as the sum of all Daily Stabilization Factors since the Policy Date divided by the sum of the number of calendar days since the Policy Date. Thereafter, in each subsequent Policy Year the Earnings Stabilization Multiplier is calculated on a daily basis as the sum of the previous 365 Daily Stabilization Factors divided by 365.As noted above, in determining the Earnings Stabilization Enhancement we consider whether or not you have elected a term insurance rider.For Policies without a Term Insurance Rider. The following example demonstrates a hypothetical “Earnings Stabilization Enhancement” calculation for the first Policy Year for a Policy without a term insurance rider.Sample Policy:Insured: Male, Standard Non-tobacco, age 40Base Policy Specified Amount: $750,000Premium Paid: $25,000Target Premium: $30,279.95Ending Accumulation Value: $22,000Cumulative Target Yield Rate: 5%Maximum Enhancement Rate: 16%Earnings Stabilization Multiplier: 0.80As described above, in order to calculate the Target Enhancement Amount, the Target Surrender Value must be calculated, first. For the sample Policy shown above, at the end of year 1, the Target Surrender Value is calculated as (a) plus (b) minus (c) plus (d), where;(a) Target Surrender Value: $0(b) Premiums received: $25,000(c) Any Partial Surrender: $0(d) Daily equivalent interest on items (a) and (b) calculated using the Cumulative Target Yield Rate that is shown on the Specification Pages included with your Policy: 5% This results in a Target Surrender Value at the end of Policy Year 1 to be $26,250.The Target Enhancement Amount can now be calculated as the Target Surrender Value less the ending Accumulation Value. Therefore, the Target Enhancement Amount is equal to $26,250 - $22,000 = $4,250.We calculate the Maximum Enhancement Amount which is calculated as (a) multiplied by (b), where:(a) the Maximum Enhancement Premium which is equal to the lesser of:(i) the sum of the Premiums paid during the Policy Year; less the sum of any Partial Surrenders during the Policy Year: $25,000 – $0 = $25,000(ii) the Target Premium for the Policy Year multiplied by (Total Specified Amount/Base Specified Amount): $30,279.95 multiplied by ($750,000/$750,000) = $30,279.95; and(b) the applicable Maximum Enhancement Rate: 16% = 0.16Thus, the Maximum Enhancement Amount = $25,000 x 0.16 or $4,000 Accordingly, the Earnings Stabilization Enhancement at the end of year 1 is calculated as (a) times the lesser of (b) or (c):(a) Earnings Stabilization Multiplier = 0.80; (b) Target Enhancement Amount = $4,250; and(c) Maximum Enhancement Amount = $4,000Thus, the Earnings Stabilization Enhancement for year 1 is (0.80 x $4,000) = $3,200 The ending Surrender Value can now be calculated as the ending Accumulation Value for year 1 ($22,000) plus the applicable Earnings Stabilization Enhancement ($3,200) which equals $25,200.For Policies with a Term Insurance Rider. The following example demonstrates a hypothetical “Earnings Stabilization Enhancement” calculation for the first Policy Year for a Policy with a term insurance rider.Sample Policy:Insured: Male, Standard Non-tobacco, age 40Base Policy Specified Amount: $750,000Term Policy Specified Amount: $250,000Premium Paid: $25,000Target Premium: $30,279.95Ending Accumulation Value: $22,000Cumulative Target Yield Rate: 5%Maximum Enhancement Rate: 16%Earnings Stabilization Multiplier: 0.80As described above, in order to calculate the Target Enhancement Amount, the current Target Surrender Value must be calculated, first. For the sample Policy shown above, at the end of year 1, the Target Surrender Value is calculated as (a) plus (b) minus (c) plus (d), where;(a) Target Surrender Value as of the rider’s Effective Date: $0(b) All Premiums received in the first Policy Year: $25,000(c) Any Partial Surrender in the first Policy Year: $0(d) Daily equivalent interest on items (a) and (b) and (c) calculated using the Cumulative Target Yield Rate that is shown on the Specification Pages included with your Policy: 5% Thus, the Target Surrender Value at the end of Policy Year 1 is $26,250.The Target Enhancement Amount can now be calculated as the Target Surrender Value less the ending Accumulation Value. Therefore, the Target Enhancement Amount is equal to $26,250 - $22,000 = $4,250.We calculate the Maximum Enhancement Amount which is calculated as (a) multiplied by (b) multiplied by (c), where:(a) the Maximum Enhancement Premium which is equal to the lesser of:(i) the sum of the Premiums paid during the Policy Year; less the sum of any Partial Surrenders during the Policy Year: $25,000 – $0 = $25,000(ii) the Target Premium for the Policy Year multiplied by (Total Specified Amount/Base Specified Amount): $30,279.95 ($1,000,000/$750,000) = $40,373.27; and(b) the applicable Maximum Enhancement Rate: 16% = 0.16(c) the Term Blend Adjustment Factor multiplied by (Base Specified Amount/Total Specified Amount):
0.75 + 0.25 multiplied by (750,000/1,000,000) = 0.9375Thus, the Maximum Enhancement Amount = $25,000 x 0.16 x 0.9375 or $3,750 Accordingly, the Earnings Stabilization Enhancement at the end of year 1 is calculated as (a) times the lesser of (b) or (c):(a) Earnings Stabilization Multiplier = 0.80; (b) Target Enhancement Amount = $4,250; and(c) Maximum Enhancement Amount = $3,750Thus, the Earnings Stabilization Enhancement for year 1 is (0.80 x $3,750) = $3,000 The ending Surrender Value can now be calculated as the ending Accumulation Value for year 1 ($22,000) plus the applicable Earnings Stabilization Enhancement ($3,000) which equals $25,000.Additional terms to consider:If the Insured dies while the rider is In Force, the Death Benefit Proceeds payable will be equal to the greater of:1.The amount determined under the Death Benefit Option in effect at the time of the Insured's death less any Debt and overdue deductions calculated as of the Insured’s date of death; or2.An amount equal to the Accumulation Value of the Policy plus any applicable Earnings Stabilization Enhancement available under this Rider on the date of death, multiplied by the applicable percentage shown in the Corridor Percentages Table of the Policy Specifications, less any Debt and overdue deductions as of the Insured’s date of death.If the Policy to which the rider is attached has lapsed and is reinstated pursuant to the Reinstatement provision of the Policy, the rider will also be reinstated.Please note that the Earnings Stabilization Enhancement calculated under the rider is subject to the Deferment of Payments provision of the Policy to which the rider is attached.
Lincoln Corporate Exec VUL | SurrenderValueandLoanSpreadEnhancementRiderMember
Prospectus:
Name of Benefit [Text Block]	Surrender Value and Loan Spread Enhancement Rider
Purpose of Benefit [Text Block]	Provides lower cash value enhancement in early years for loan spread efficiency in later years.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Only available within the Surrender Value Enhancement Period and upon an Eligible Surrender.
Name of Benefit [Text Block]	Surrender Value and Loan Spread Enhancement Rider
Operation of Benefit [Text Block]	Surrender Value and Loan Spread Enhancement Rider. The Policy can be issued with a Surrender Value and Loan Spread Enhancement Rider at no additional charge. The rider must be elected at application and may not be available on all policies. Surrender Value Enhancement. If this rider is included with your Policy and you effect an “Eligible Surrender” within the first four Policy Years (the “Surrender Value Enhancement Period”), the proceeds you will receive will be increased by a certain amount over what you would have received had you not elected this rider. An “Eligible Surrender” is a Full Surrender of the Policy. Partial Surrenders of less than the full amount of the Policy’s Surrender Value are not “Eligible Surrenders”. Please note that a Full Surrender in the course of an exchange of policies pursuant to Section 1035 of the Internal Revenue Code is also not an Eligible Surrender, unless you reside in a state where such an exception is not allowed.The Surrender Value Enhancement only applies during the Surrender Value Enhancement Period and only while the rider is In Force. It is calculated as follows: (a) multiplied by (b) multiplied by (c) multiplied by (d) where:(a) is the applicable Surrender Value Enhancement Rate (b) is the Term Blend Adjustment Factor; and (c) is the cumulative Surrender Value Enhancement Premium; and (d) is the Surrender Value Enhancement Multiplier (100%, 75% or 50% depending on the Surrender Value and Loan Spread Enhancement option chosen, see below) These terms are explained below.Surrender Value Enhancement Rate. This rate is taken from a table of rates shown in your Policy and is based on our expectations of future investment earnings, persistency and expenses, including taxes. The rate for Policy Year 1 will be as shown in the table of rates in your Policy. The rates in Policy Year 2 through Policy Year 4 will be determined annually and are guaranteed to fall within a range of rates from 10% to 0.25%. At the beginning of Policy Year 5 and thereafter, the rate will be zero.Term Blend Adjustment Factor. If you do not have a term insurance rider in effect under your Policy, the Term Blend Adjustment Factor is equal to 1.0. If a term insurance rider is in effect under your Policy, this factor is calculated as (a) divided by (b) multiplied by (c) plus (d) where:(a) is your Policy Specified Amount on the date of the Eligible Surrender; (b) is the total of your Policy Specified Amount and any additional Specified Amount provided under a term insurance rider in effect as of the date of Eligible Surrender; (c) is .70; (d) is .30. Surrender Value Enhancement Premium. The Surrender Value Enhancement Premium is an amount equal to the lesser of (1) and (2) where:(1) is the sum of the policy Premiums paid during the Policy Year; less the sum of any Partial Surrenders paid during the Policy Year; or (2) is the policy Target Premium for the applicable Policy Year multiplied by the ratio of the Target Specified Amount to the base Policy’s Specified Amount. The Target Premium, Target Specified Amount and base Policy’s Specified Amount are all shown in the Policy. As provided in the Policy, the Target Premium is subject to change based on future changes you make to the Policy (i.e. withdrawals, changes in Specified Amount). Cumulative Surrender Value Enhancement Premium. This is an amount equal to the total of Surrender Value Enhancement Premiums you have paid to date as of the date of the Eligible Surrender.Surrender Value Enhancement Multiplier. This number is found in your Policy and is based on the Surrender Value and Loan Spread Enhancement Option you have selected. The multiplier and Loan Spread Enhancement Option are described below.The following example demonstrates a hypothetical Surrender Value Enhancement calculation at the end of Policy Year two.Sample Policy:Insured: Male Standard Non-tobacco, age 40100% Base (No Term)Specified Amount : $2,476,965Target Specified Amount: $2,476,965Premium Payment: $100,000 Single PayTarget Premium: $100,003.18Surrender Value Enhanced Rate: 4%Surrender Value Enhancement Multiplier: 100%Surrender Value: $103,391.04At the end of Policy Year two based on the above sample policy the calculation would be as follows:(a) Surrender Value Enhancement Rate: 4% (b) Term Blend Adjustment Factor: 1 (c) Cumulative Surrender Value Enhancement Premium: $100,000.00 (d) Surrender Value Enhancement Multiplier: 100% Thus, (a) multiplied by (b) multiplied by (c) multiplied by (d) = an enhancement of $4,000.00. This results in a Surrender Value of $107,391.04 after the Surrender Value Enhancement is applied.Loan Spread Enhancement. This rider offers you the option to receive the full amount of the Surrender Value Enhancement (Surrender Value and Loan Enhancement Option 1) or one of two lesser enhancements (Option 2 or 3) in exchange for a lower net cost of borrowing in later Policy Years.The difference between the interest rate we charge you for Policy Loans and the interest we credit to your Policy’s Loan Collateral Account represents your net cost of borrowing and is called the “Loan Spread.” The amount of your Loan Spread under this rider is determined by the amount of Surrender Value Enhancement you agree to receive on an Eligible Surrender. At the time of application, you will select a Surrender Value and Loan Spread Enhancement Option which thereafter cannot be changed. Your choice of option will determine:(a) the percentage of the Surrender Value Enhancement amount (the “Surrender Value Enhancement Multiplier” or “Multiplier”) you would receive in the event of an Eligible Surrender; and (b) the Loan Spreads that would be available with respect to any outstanding Policy Loans. Accordingly, if you have outstanding Policy Loans, while the rider is In Force, the Loan Spread is guaranteed not to exceed the Loan Spread Enhancement Rates shown in your Policy for the option you have chosen.For example, the currently available Surrender Value and Loan Spread Enhancement Options, Surrender Value Enhancement Multipliers and resulting Loan Spreads are shown in the table below. Referring to the table below, if you chose Option 1, you would receive 100% of the Surrender Value Enhancement calculated as described above. In doing so, your Loan Spread rate for all years would be 0.50%. If you chose Option 2, in exchange for agreeing to receive 75% of the Surrender Value Enhancement, your Policy Loans would experience a Loan Spread rate of 0.50% during the first 10 Policy Years and 0.25% thereafter. Finally, if you chose Option 3, your Loan Spread rate will be 0.50% during the 1st 10 Policy Years and 0% thereafter.
Surrender Value and Loan Spread Enhancement Option – Surrender Value Enhancement Multiplier	Policy Years 0-10	Policy Years 11+
Option 1 – 100%	0.50%	0.50%
Option 2 – 75%	0.50%	0.25%
Option 3 – 50%	0.50%	0.00%
Thus, based on the hypothetical sample above, the following table indicates the Surrender Value Enhancement amount and the Loan Spread for each option.
Surrender Value and Loan Spread Enhancement Option – Surrender Value Enhancement Multiplier	Surrender Value Enhancement amount	Policy Years 0-10	Policy Years 11+
Option 1 – 100%	$4,000	0.50%	0.50%
Option 2 – 75%	$3,000	0.50%	0.25%
Option 3 – 50%	$2,000	0.50%	0.00%
It is important to note that, during the Surrender Value Enhancement Period, the amount available under your Policy for Partial Surrenders and loans will not be increased due to this rider.Also note, the increase in Policy Surrender Value due to the Surrender Value Enhancement may result in an increase in the Death Benefit if required under Section 7702 of the Internal Revenue Code.
Lincoln Corporate Exec VUL | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	An investment strategy that divides up the total amount to be invested in one or more Sub-Accounts over a specified period of time. This averages the purchase cost of the assets over time and helps to reduce the potential impact of market volatility.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy issue or any time after Policy issue by contacting our Administrative Office.•Systematically transfers amounts from the account(s) made available by us and specified by you.•Automatically terminates under certain conditions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging systematically transfers amounts from the account(s) made available by us and specified by you. Transfer allocations may be made to one or more of the Sub-Accounts and the Fixed Account on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers may be elected at any time while your Policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.You may elect Dollar Cost Averaging on your application, or contact our Administrative Office for information.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account is insufficient to complete the next transfer;2)one week after our Administrative Office receives a request for termination in writing, with adequate authentication;3)after 12 or 24 months (as elected on your application); or4)if your Policy is surrendered.
Lincoln Corporate Exec VUL | AutomaticRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	To periodically restore Sub-Account exposure to a pre-determined level selected by the policyholder to reduce potential risk of exposure to market volatility.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•You may select a quarterly, semi-annual or annual basis.•The Fixed Account is not subject to rebalancing.•May be elected, terminated, or the allocation may be changed at any time.
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application supplement, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available.Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund before electing to participate in Automatic Rebalancing.You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.
Lincoln Corporate Exec VUL | PolicyLoansMember
Prospectus:
Principal Risk [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	Borrow against the Surrender Value of your Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge.•Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account.
Name of Benefit [Text Block]	Policy Loans
Operation of Benefit [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.
Lincoln Corporate Exec VUL | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
1	Specified Amount, which includes the Accumulation Value as of the date of the Insured’s death.	Generally provides a level death benefit

Lincoln Corporate Exec VUL | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
2	Sum of the Specified Amount plus the Accumulation Value as of the date of the Insured’s death.	May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the underlying Sub-Accounts or the Fixed Account.

Lincoln Corporate Exec VUL | Option3DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
3
Specified Amount plus the accumulated Premiums (all Premiums paid from the Date of Issue accumulated at the Premium
accumulation rate chosen by you before policy issue and shown in the Policy Specifications pages), less withdrawals as of the date of the Insured’s death.
Will generally increase, depending on the amount of Premium paid.